VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Communication Services: 3.8%
511,000	(1)	Iridium Communications, Inc.	$20,363,350	3.3
170,000		Manchester United PLC - Class A	3,292,900	0.5
			23,656,250	3.8

		Consumer Discretionary: 23.3%
88,500	(1)	Bright Horizons Family Solutions, Inc.	12,338,670	2.0
293,600		Choice Hotels International, Inc.	37,102,232	6.0
31,693	(1)	Krispy Kreme, Inc.	443,702	0.1
84,900		Marriott Vacations Worldwide Corp.	13,357,317	2.1
389,000	(1)	Penn National Gaming, Inc.	28,186,940	4.5
82,500	(1)	Red Rock Resorts, Inc.	4,225,650	0.7
146,647	(1)	Vail Resorts, Inc.	48,987,430	7.9
			144,641,941	23.3

		Financials: 29.6%
394,000	(1)	Arch Capital Group Ltd.	15,042,920	2.4
130,000		Carlyle Group, Inc./The	6,146,400	1.0
139,000		Cohen & Steers, Inc.	11,644,030	1.9
35,400		Essent Group Ltd.	1,557,954	0.2
78,000		Factset Research Systems, Inc.	30,792,840	5.0
30,325		Houlihan Lokey, Inc.	2,792,933	0.4
72,130		Kinsale Capital Group, Inc.	11,663,421	1.9
39,000		Moelis & Co.	2,412,930	0.4
66,310		Morningstar, Inc.	17,176,279	2.8
111,000		MSCI, Inc. - Class A	67,525,740	10.9
110,000		Primerica, Inc.	16,899,300	2.7
			183,654,747	29.6

		Health Care: 15.2%
20,000	(1)	Adaptive Biotechnologies Corp.	679,800	0.1
48,825		Bio-Techne Corp.	23,659,130	3.8
110,800		Dechra Pharmaceuticals PLC	7,240,659	1.2
43,000	(1)	Denali Therapeutics, Inc.	2,169,350	0.3
48,100	(1)	Idexx Laboratories, Inc.	29,913,390	4.8
70,000	(1),(2)	Khosla Ventures Acquisition Co. (Issuer) - Valo Health - PIPE	647,059	0.1
6,100	(1)	Mettler Toledo International, Inc.	8,401,896	1.3
83,100	(1)	Neogen Corp.	3,609,033	0.6
56,000	(1)	Schrodinger, Inc./United States	3,062,080	0.5
35,000		West Pharmaceutical Services, Inc.	14,858,900	2.4
29,113	(1)	Zymergen, Inc. - Series D	371,912	0.1
			94,613,209	15.2

		Industrials: 8.2%
49,890	(1)	BrightView Holdings, Inc.	736,377	0.1
360,500	(1)	CoStar Group, Inc.	31,024,630	5.0
191,696	(1),(2),(3)	GS Acquisition Holdings Corp II (Issuer) - Mirion Technologies (TopCo), Ltd. - PIPE	1,918,263	0.3
475,725	(4)	Marel HF	3,251,219	0.5
4,129,898	(1),(2),(5)	Northvolt AB - Series E	1,136,369	0.2
125,000	(1)	Trex Co., Inc.	12,741,250	2.1
			50,808,108	8.2

		Information Technology: 13.9%
53,870	(1)	Altair Engineering, Inc.	3,713,798	0.6
77,500	(1)	ANSYS, Inc.	26,384,875	4.3
109,000	(1)	Gartner, Inc.	33,122,920	5.3
100,000	(1)	Guidewire Software, Inc.	11,887,000	1.9
4,500		Littelfuse, Inc.	1,229,715	0.2
56,667	(1)	SmartRent, Inc.	737,804	0.1
134,948		SS&C Technologies Holdings, Inc.	9,365,391	1.5
			86,441,503	13.9

		Real Estate: 5.9%
64,824		Alexandria Real Estate Equities, Inc.	12,385,922	2.0
278,500		Douglas Emmett, Inc.	8,803,385	1.4
338,837		Gaming and Leisure Properties, Inc.	15,694,930	2.5
			36,884,237	5.9

	Total Common Stock
	(Cost $113,397,708)		620,699,995	99.9

PREFERRED STOCK: 0.3%
		Industrials: 0.3%
223,212	(1),(2),(3)	Jaws Spitfire Acquisition Corp. (Issuer) - Velo3D Inc. - PIPE	1,825,874	0.3

	Total Preferred Stock (Cost $2,232,120)		1,825,874	0.3

	Total Long-Term Investments (Cost $115,629,828)		622,525,869	100.2

SHORT-TERM INVESTMENTS: 0.4%
		Mutual Funds: 0.4%
2,177,210	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $2,177,210)	2,177,210	0 .4

	Total Short-Term Investments (Cost $2,177,210)		2,177,210	0.4

	Total Investments in Securities (Cost $117,807,038)		$624,703,079	100.6
	Liabilities in Excess of Other Assets		(3,687,148)	(0.6)
	Net Assets		$621,015,931	100.0

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

(1)	Non-income producing security.
(2)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $5,527,565 or 0.9% of net assets. Please refer to the table below for additional details.
(3)	Represents the asset to be received in a PIPE commitment. As of September 30, 2021, the total related cost for PIPE commitments held was $4,149,080.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Rate shown is the 7-day yield as of September 30, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$23,656,250	$–	$–	$23,656,250
Consumer Discretionary	144,641,941	–	–	144,641,941
Financials	183,654,747	–	–	183,654,747
Health Care	93,966,150	647,059	–	94,613,209
Industrials	47,753,476	1,918,263	1,136,369	50,808,108
Information Technology	86,441,503	–	–	86,441,503
Real Estate	36,884,237	–	–	36,884,237
Total Common Stock	616,998,304	2,565,322	1,136,369	620,699,995
Preferred Stock	–	1,825,874	–	1,825,874
Short-Term Investments	2,177,210	–	–	2,177,210
Total Investments, at fair value	$619,175,514	$4,391,196	$1,136,369	$624,703,079

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2021, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
GS Acquisition Holdings Corp II (Issuer) - Mirion Technologies (TopCo), Ltd. - PIPE	6/11/2021	$1,916,960	$1,918,263
Jaws Spitfire Acquisition Corp. (Issuer) - Velo3D Inc. - PIPE	4/30/2021	2,232,120	1,825,874
Khosla Ventures Acquisition Co. (Issuer) - Valo Health - PIPE	7/30/2021	700,000	647,059
Northvolt AB - Series E	9/21/2020	651,737	1,136,369
		$5,500,817	$5,527,565

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $120,127,209.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$506,016,078
Gross Unrealized Depreciation	(1,440,206)
Net Unrealized Appreciation	$504,575,872